Subsequent Events (Details) - Forecast [Member] - CNY (¥) ¥ in Thousands	Mar. 12, 2024	Apr. 08, 2024
Subsequent Events (Details) [Line Items]
Company issued (in Shares)		403,089
Zhange [Member]
Subsequent Events (Details) [Line Items]
Percentage of equity interest	6.00%
Amount of consideration cash	¥ 13,500
Qingdao LP [Member]
Subsequent Events (Details) [Line Items]
Amount of payment to related party	¥ 13,500